Convertible Debt	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Convertible Debt	Convertible Debt

As at	March 31, 2023	December 31, 2022
KSP Convertible Notes (a)	$94.8	$91.5
Glencore Convertible Notes (b)	187.5	181.4
Total convertible debt at end of the period	$282.3	$272.9
(a) KSP Convertible Notes

As at	March 31, 2023	December 31, 2022
Principal of convertible notes at beginning of the period	$110.2	$101.8
Issuance of convertible notes	—	8.4
Principal of convertible notes at end of the period	110.2	110.2

Conversion feature at beginning of the period	6.0	19.9
Fair value loss (gain) on embedded derivative	0.2	(13.9)
Conversion feature at end of the period	6.2	6.0

Debt component at beginning of the period	85.5	74.2
Debt component issued	—	8.4
Accrued interest paid in kind	—	(8.4)
Accrued interest expense and accretion	3.1	11.3
Debt component at end of the period	88.6	85.5
Total convertible debt at end of the period	$94.8	$91.5
On September 29, 2021, the Company entered into a Note Purchase Agreement (the “KSP Note Purchase Agreement”) with Spring Creek Capital, LLC (an affiliate of Koch Strategic Platforms, LLC, being a subsidiary of Koch Investments Group) and issued an unsecured convertible note (the "KSP Convertible Note”) for a principal amount of $100 million to Spring Creek Capital, LLC. The KSP Convertible Note will mature on September 29, 2026 unless earlier repurchased, redeemed or converted. Interest on the KSP Convertible Note is payable semi-annually, and Li-Cycle is permitted to pay interest on the KSP Convertible Note in cash or by payment in-kind (“PIK”), at its election. Interest payments made in cash are based on an interest rate of LIBOR plus 5.0% per year, and PIK interest payments are based on an interest rate of LIBOR plus 6.0% per year. Under the terms of the KSP Convertible Note, LIBOR has a floor of 1% and a cap of 2%. Once LIBOR interest rate is no longer published, the interest rate will instead be based on the sum of the Secured Overnight Financing Rate ("SOFR") and the average spread between the SOFR and LIBOR during the three-month period ending on the date on which LIBOR ceases to be published, subject to a floor of 1% and cap of 2%. The PIK election results in the issuance of a new note under the same terms as the KSP Convertible Note, issued in lieu of interest payments with an issuance date on the applicable interest date. On May 1, 2022, Spring Creek Capital, LLC assigned the KSP Convertible Note and the PIK note outstanding at that time to an affiliate, Wood River Capital, LLC. The Company has elected to pay interest by PIK since the first interest payment date of December 31, 2021. The KSP Convertible Note and the PIK notes issued thereunder are referred to collectively as the "KSP Convertible Notes”, and as at March 31, 2023, comprised the following:

Note	Date Issued	Amount Issued
KSP Convertible Note	September 29, 2021	$100.0
PIK Note	December 31, 2021	1.8
PIK Note	June 30, 2022	4.1
PIK Note	December 31, 2022	4.3
Total		$110.2

The conversion feature under the KSP Convertible Notes has been recorded as an embedded derivative liability since the conversion ratio does not always result in a conversion of a fixed dollar amount of liability for a fixed number of shares. The KSP Convertible Note had an initial conversion price of approximately $13.43 per Li-Cycle common share, subject to customary anti-dilution adjustments, for which price was established based on 125% of the 7-day volume-weighted average price of Li-Cycle’s common shares prior to the date of the KSP Convertible Note Purchase Agreement. Should the Company’s share price be equal to or greater than $17.46, for a period of twenty consecutive days, the Company can force conversion of the KSP Convertible Notes. Li-Cycle will settle its conversion obligations through the delivery of its own common shares. As at March 31, 2023, no conversions had taken place.

The fair value of the embedded derivatives upon issuance of the KSP Convertible Note was determined to be a liability of $27.7 million whereas the remaining $72.3 million, net of transaction costs of $1.6 million, was allocated to the principal portion of the debt. During the three months ended March 31, 2023, the Company recognized a fair value loss of $0.2 million on the embedded derivatives. The embedded derivatives were valued using the Binomial Option Pricing Model. The assumptions used in the model were as follows:

	(Issuance date) September 29, 2021	December 31, 2022	March 31, 2023
Risk free interest rate	1.1%	4.2%	3.9%
Expected life of options	5 years	3.8 years	3.6 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	63%	54%
Share Price	$12.56	$4.76	$5.63
Expected volatility was determined by calculating the average implied volatility of a group of listed entities that are considered similar in nature to the Company.

(b) Glencore Convertible Notes

As at	March 31, 2023	December 31, 2022
Principal of convertible notes at beginning of the period	$208.1	$—
Issuance of convertible notes	—	208.1
Principal of convertible notes at end of the period	208.1	208.1

Conversion feature at beginning of the period	16.5	—
Conversion feature issued	—	46.2
Fair value loss (gain) on embedded derivative	0.5	(29.7)
Conversion feature at end of the period	17.0	16.5

Debt component at beginning of the period	164.9	—
Debt component issued	—	162.0
Transaction costs	—	(1.3)
Accrued interest paid in kind	—	(8.1)
Accrued interest expense and accretion	5.6	12.3
Debt component at end of the period	170.5	164.9
Total convertible debt at end of the period	$187.5	$181.4

On May 31, 2022, the Company issued an unsecured convertible note (the “Glencore Convertible Note”) for a principal amount of $200 million to Glencore Ltd. (“Glencore”), a subsidiary of Glencore plc (LON: GLEN). The Glencore Convertible Note will mature on May 31, 2027 unless repurchased, redeemed or converted earlier. Interest on the Glencore Convertible Note is payable semi-annually, with Li-Cycle permitted to pay interest on the Glencore Convertible Note in cash or by payment in-kind (“PIK”), at its election. Interest payments made in cash are based on an interest rate of the Secured Overnight Financing Rate ("SOFR") for a tenor comparable to the relevant interest payment period plus 0.42826% (the “Floating Rate”) plus 5% per annum if interest is paid in cash and plus 6% per annum if interest is paid in PIK. The Floating Rate has a floor of 1% and a cap of 2%. The PIK election results in the issuance of a new note under the same terms as the Glencore Convertible Note, issued in lieu of interest payments with an issuance date on the applicable interest date.

In connection with any optional redemption and provided that Glencore has not elected to convert the Glencore Convertible Note into common shares, the Company must issue warrants (the “Glencore Warrants”) to Glencore on the optional redemption date that entitle the holder to acquire, until the maturity date of the Glencore Convertible Note, a number of common shares equal to the principal amount of the Glencore Convertible Note being redeemed divided by the then applicable conversion price. The initial exercise price of the Glencore Warrants will be equal to the conversion price as of the optional redemption date. As at March 31, 2023, no conversions had taken place.

The conversion feature under the Glencore Convertible Note has been recorded as an embedded derivative liability as the conversion ratio does not always result in a conversion of a fixed dollar amount of liability for a fixed number of shares. The Glencore Convertible Note has a conversion price of approximately $9.95 per Li-Cycle common share, subject to customary anti-dilution adjustments. The Company has elected to pay interest by PIK since the first interest payment on November 30, 2022. The Glencore Convertible Note and the PIK notes issued thereunder are referred to collectively as the "Glencore Convertible Notes", and as at December 31, 2022, comprised the following:

Note	Date Issued	Amount Issued
Glencore Convertible Note	May 31, 2022	$200.0
PIK Note	November 30, 2022	8.1
Total		$208.1

The fair value of the embedded derivative liability upon issuance of the Glencore Convertible Note was determined to be $46.2 million with the remaining $153.8 million, net of transaction costs of $1.3 million, allocated to the initial amortized cost of the host debt instrument. During the three months ended March 31, 2023, the Company recognized a fair value loss of $0.5 million on the embedded derivatives. The embedded derivatives were valued using the Black-Scholes Option Pricing Model. The assumptions used in the model were as follows:

	(Issuance date) May 31, 2022	December 31, 2022	March 31, 2023
Risk free interest rate	2.9%	4.2%	3.9%
Expected life of options	5 years	4.4 years	4.2 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	68%	63%	54%
Share Price	$8.15	$4.76	$5.63

Expected volatility was determined by calculating the average implied volatility of a group of listed entities that are considered similar in nature to the Company.